Compensation and benefits - Summary of compensation of key management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of compensation of key management [Abstract]
Compensation and short-term benefits	$ 1,362	$ 1,425	$ 906
Medical and similar benefits, contributions to pension schemes	62	73	66
Share-based compensation	271	443	449
Total compensation of key management	$ 1,695	$ 1,941	$ 1,421